Long-Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Loans [Abstract]
Interest expense on long-term loan	$ 101,159	$ 245,897	$ 212,451